TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF NET DEFERRED INCOME TAX

The following table displays net deferred income tax:

	2025	2024

Deferred tax assets:

Net operating loss carryforward	$2,952	$2,262
Research and development	377	94
Vacation accrual	15	1
Gross deferred tax assets	3,344	2,357

Valuation allowance	(3,344)	(2,357)

Net deferred tax	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO EFFECTIVE TAX RATE

	Year Ended December 31,
	2025	2024	2023

Israel corporate income tax rate	23%	23%	23%
Non-deductible share-based compensation	(1.75)%	(0.16)%	(0.85)%
Effect of change in fair value of convertible securities	(3.74)%	(28.92)%	(20.97%
Change in valuation allowance	(17.51)%	6.08%	(43.12)%

Effective tax rate	-%	-%	-%